Exchange Rate	12 Months Ended
Dec. 31, 2025
Foreign exchange rates [abstract]
Disclosure of foreign exchange rates explanatory [Text Block]
1.4 EXCHANGE RATE
As indicated previously, Ferrovial does business outside the eurozone through various subsidiaries. The exchange rates used to translate their financial statements for Group consolidation purposes are as follows:
For balance sheet items, the exchange rates used at December 31, 2025 and for the comparative period at December 31, 2024 were as follows:

Closing exchange rate	2025	2024	Change 25/24 (*)
Pound sterling	0.87243	0.82667	5.54%
US dollar	1.17360	1.03490	13.40%
Canadian dollar	1.60998	1.48912	8.12%
Australian dollar	1.75903	1.67318	5.13%
Polish zloty	4.21940	4.27820	(1.37)%
Chilean peso	1,057.420	1,031.520	2.51%
Indian rupee	105.49190	89.20050	18.26%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.
For items in the income statement and cash flow statement (cumulative average rates at December 2025, December 2024 and December 2023):

Average exchange rate	2025	2024	2023	Change 25/24 (*)	Change 24/23 (*)
Pound sterling	0.85688	0.84653	0.86961	1.22%	(2.65)%
US dollar	1.13073	1.08180	1.08147	4.52%	0.03%
Canadian dollar	1.57871	1.48193	1.45920	6.53%	1.56%
Australian dollar	1.75238	1.64031	1.62876	6.83%	0.71%
Polish zloty	4.23942	4.30523	4.54119	(1.53)%	(5.20)%
Chilean peso	1,074.758	1,021.13203	908.75223	5.25%	12.37%
Indian rupee	98.59834	90.53760	89.31345	8.90%	1.37%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.
The impact recorded in equity attributable to the parent company for currency translation differences was EUR -434 million in 2025 (EUR 33 million in 2024), relating primarily to the depreciation of the Indian Rupee (EUR -159 million), derived from the investments in IRB Infrastructure Developers Limited (IRB) and IRB Infrastructure Trust (Private InvIT) described in Note 3.5., and also due to the depreciation of the US dollar (EUR -188 million) and Canadian dollar (EUR -84 million). These translation differences are presented net of the effect of foreign currency hedging instruments arranged by the Group (see Note 5.5), fundamentally related to US and Canadian dollar, reaching EUR 2,955 million of notional value. The depreciation of these currencies has impacted the evolution of the Group’s main assets and liabilities during the year (see Note 5.4).